Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	AutoChina International Ltd
Entity Central Index Key	0001417370
Document Type	6-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013